CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,810	$ 3,244
Accounts receivable	1,845	2,876
Prepayments and other current assets	5,911	6,298
Cryptocurrency assets	9,581	7,625
Current assets of discontinued operations		13,813
Total current assets	19,147	33,856
Non-current assets:
Property and equipment, net	19,896	22,833
Intangible assets, net	11,084	2,033
Deposits	2,462	2,466
Long-term investments	3,557	4,173
Right-of-use assets	2,627	4,273
Long-term prepayments and other non-current assets	27,562	2,962
Total non-current assets	67,188	38,740
TOTAL ASSETS	86,335	72,596
Current liabilities:
Accounts payable	25	821
Accrued payroll and welfare payable	306	410
Accrued expenses and other current liabilities	9,349	14,333
Operating lease liabilities-current	1,485	1,681
Income tax payable	71	76
Current liabilities of discontinued operations		27,605
Total current liabilities	11,236	44,926
Non-current liabilities:
Operating lease liabilities - non-current	1,063	2,538
Other non-current liabilities	7,256
Total non-current liabilities	8,319	2,538
TOTAL LIABILITIES	19,555	47,464
Shareholders' equity:
Additional paid-in capital	640,724	621,837
Treasury shares	(21,604)	(21,604)
Accumulated deficit and statutory reserve	(557,913)	(570,879)
Accumulated other comprehensive loss	(4,392)	(4,276)
Total BIT Mining Limited shareholders' equity	56,893	25,132
Non-controlling interests	9,887
Total shareholders' equity	66,780	25,132
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	86,335	72,596
Class A ordinary shares
Shareholders' equity:
Ordinary shares	78	54
Class B ordinary shares
Shareholders' equity:
Ordinary shares	0	0
Class A preference shares
Shareholders' equity:
Preference shares